VANECK VECTORS OIL SERVICES ETF

SCHEDULE OF INVESTMENTS

September 30, 2019 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.9%
Luxembourg: 5.2%
1,479,397	Tenaris SA (ADR) †	$31,333,628
Netherlands: 4.4%
564,754	Core Laboratories NV (USD) †	26,328,831
United Kingdom: 9.0%
3,172,280	Noble Corp. Plc (USD) *	4,028,796
1,334,669	TechnipFMC Plc (USD)	32,218,910
3,675,349	Valaris Plc (USD) †	17,678,429
		53,926,135
United States: 81.3%
1,034,121	Apergy Corp. *	27,972,973
1,493,352	Baker Hughes a GE Co.	34,645,766
937,007	C&J Energy Services, Inc. *	10,054,085
756,755	Cactus, Inc. *	21,900,490
775,914	Diamond Offshore Drilling, Inc. * †	4,314,082
332,490	Dril-Quip, Inc. *	16,684,348
3,320,341	Halliburton Co.	62,588,428
1,831,834	Helix Energy Solutions Group, Inc. *	14,764,582
702,415	Helmerich & Payne, Inc.	28,145,769
2,579,059	McDermott International, Inc. * †	5,209,699
4,323,664	Nabors Industries Ltd.	8,085,252
1,384,644	National Oilwell Varco, Inc.	29,354,453
1,197,514	Oceaneering International, Inc. *	16,226,315
568,265	Oil States International, Inc. *	7,557,924
3,123,889	Patterson-UTI Energy, Inc.	26,709,251
1,173,616	ProPetro Holding Corp. *	10,668,169
1,522,616	RPC, Inc. †	8,541,876
3,567,694	Schlumberger Ltd.	121,908,104
5,165,146	Transocean, Inc. *	23,088,203
783,148	US Silica Holdings, Inc. †	7,486,895
		485,906,664
Total Common Stocks (Cost: $1,419,757,237)		597,495,258

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 8.0%
Repurchase Agreements: 8.0%
$11,365,527	Repurchase agreement dated 9/30/19 with BofA Securities, Inc., 2.32%, due 10/1/19, proceeds $11,366,259; (collateralized by various U.S. government and agency obligations, 2.00% to 5.00%, due 4/1/24 to 10/1/49, valued at $11,592,838 including accrued interest)	11,365,527
11,365,527	Repurchase agreement dated 9/30/19 with Citigroup Global Markets, Inc., 2.32%, due 10/1/19, proceeds $11,366,259; (collateralized by various U.S. government and agency obligations, 2.50% to 9.00%, due 6/1/24 to 10/1/49, valued at $11,592,842 including accrued interest)	11,365,527
11,365,527	Repurchase agreement dated 9/30/19 with Daiwa Capital Markets America, Inc., 2.37%, due 10/1/19, proceeds $11,366,275; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 11/21/19 to 10/1/49, valued at $11,592,838 including accrued interest)	11,365,527
2,384,947	Repurchase agreement dated 9/30/19 with HSBC Securities USA, Inc., 2.35%, due 10/1/19, proceeds $2,385,103; (collateralized by various U.S. government and agency obligations, 0.00% to 2.88%, due 8/31/20 to 9/9/49, valued at $2,432,646 including accrued interest)	2,384,947
11,365,527	Repurchase agreement dated 9/30/19 with J.P. Morgan Securities LLC, 2.35%, due 10/1/19, proceeds $11,366,269; (collateralized by various U.S. government and agency obligations, 2.75% to 2.88%, due 5/31/23 to 10/31/23, valued at $11,592,839 including accrued interest)	11,365,527
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $47,847,055)		47,847,055
Total Investments: 107.9% (Cost: $1,467,604,292)		645,342,313
Liabilities in excess of other assets: (7.9)%		(47,397,455)
NET ASSETS: 100.0%		$597,944,858

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $45,416,591.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Oil & Gas Drilling	18.8%	$112,049,782
Oil & Gas Equipment & Services	81.2	485,445,476
	100.0%	$597,495,258